COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS
Schedule of future minimum lease payments under non-cancelable operating leases agreements
Years ending December 31,
2013	33,108
2014	26,936
2015	21,320
2016	14,692
2017 and thereafter	19,773
115,829